TAX CREDITS	12 Months Ended
Dec. 31, 2025
TAX CREDITS.
TAX CREDITS

NOTE 7 — TAX CREDITS

	2025	2024
Current
ICMS (state VAT)	329,345	269,544
Social security financing	704,210	604,704
Financing of social integration program	160,689	178,989
IPI (federal VAT)	31,481	33,154
IVA (value-added tax)	4,626	4,555
Others	51,898	62,176
	1,282,249	1,153,122

Non-current
ICMS (state VAT)	204,012	195,537
Social security financing	1,079,922	1,269,568
Financing of social integration program and Others	145,390	279,282
	1,429,324	1,744,387
	2,711,573	2,897,509

The estimates of realization of non-current tax credits are as follows:

	2025	2024
2026	—	575,517
2027	663,699	384,850
2028	255,025	456,327
2029	198,434	327,693
2030 on	312,166	—
	1,429,324	1,744,387